Film Costs (Summary of Film Costs) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Motion picture productions:
Released	¥ 75,218	¥ 89,993
Completed and not released	2,304	4,498
In production and development	95,268	106,240
Television productions:
Released	88,538	78,510
In production and development	14,410	2,952
Broadcasting rights	62,589	69,223
Less: current portion of broadcasting rights included in inventories	(37,099)	(46,184)
Film costs	¥ 301,228	¥ 305,232